Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

NOTE 17 – TAXES

Corporation income taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income from the location in which each entity is domiciled.

Li Bang International is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Li Bang HK is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

The Company’s subsidiaries incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”). Each subsidiary in the PRC must file its own tax returns as consolidated returns are not permitted in the PRC.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Wuxi Li Bang is entitled to a reduced income tax rate of 15% and can benefit from the reduced income tax rate until December 2022. Li Bang Kitchen Appliance obtained the recognition of HNTE instead of Wuxi Li Bang on October 12, 2022. And the preferential rate of 15% was extended to October 2025.

(Loss) income before provision for income taxes consisted of:

	For the Years Ended June 30,
	2025	2024	2023
Outside China	$(445,386)	$(120,000)	$(216,100)
China	(596,442)	(1,441,607)	1,082,831
(Loss) income before provision for income taxes	$(1,041,828)	$(1,561,607)	$866,731

Income tax (benefit) expense consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023
Current
China	$173,203	$1,834	$475,841
Deferred
China	(199,452)	(189,554)	(223,230)
Income tax (benefit) expense	$(26,249)	$(187,720)	$252,611

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years Ended June 30,
	2025	2024	2023
Income tax at expected tax rates	25.0%	25.0%	25.0%
Non-deductible expenses	(10.3)%	(6.9)%	18.2%
Effect of PRC preferential tax rate (1)	9.2%	(1.0)%	(31.3)%
Non-PRC entities not subject to PRC tax	(10.7)%	(1.9)%	6.2%
Allowance for DTA (2)	(9.5)%	(1.8)%	10.7%
Other	(1.2)%	(1.3)%	0.3%
Effective tax rate	2.5%	12.1%	29.1%

(1)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022; and the preferential rate of 15% was extended to October 2025. Effective tax rate increased by 9.2%, decreased by 1.0% and 31.3% for the years ended June 30, 2025, 2024 and 2023, respectively.

For the year ended June 30, 2025, net income generated by Li Bang Kitchen Appliance was offset by losses of other subsidiaries of the Company, therefore the preferential tax rate of Li Bang Kitchen Appliance increased the overall effective tax rate of the Company.

(2)	The Company incurred net loss for the years ended June 30, 2025 and 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA), resulting in the decrease in effective tax rate in fiscal years 2025 and 2024.

Deferred tax assets

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2025	2024
Allowance for expected credit losses	$690,158	$533,345
Deferred tax assets, net	$690,158	$533,345

Taxes Payable

Taxes payable consisted of the following:

	As of June 30,
	2025	2024
VAT	$938,643	$1,014,959
Income taxes	2,238,075	2,168,507
Dividend withholding	88,128	88,521
Other	3,570	1,240
Total	$3,268,416	$3,273,227

Other taxes payable consists mainly of tax obligations related to city construction taxes, education funds and withholding taxes related to dividends distributed to the Company’s shareholders.